Income Taxes - Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate (Detail)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory income tax rate	[1]	30.20%	30.20%	30.20%
Difference in statutory income tax rates of foreign subsidiaries		(5.20%)	(5.40%)	(6.30%)
Effects of investments accounted for using the equity method		0.00%	(2.00%)	(4.00%)
Effects of undistributed earnings and withholding taxes on royalty		7.00%	6.10%	11.30%
Changes in unrecognized deferred tax assets		1.10%	0.10%	(10.30%)
Effects of income and expense not taxable and deductible for tax purpose		0.50%	0.00%	0.10%
Effects of tax credit		(2.20%)	(2.60%)	(2.90%)
Other adjustments relating to prior years		(2.10%)	(0.10%)	(0.50%)
Adjustments for the uncertain tax treatments on income taxes		0.60%	0.10%	0.60%
Adjustments for the changes in income tax laws		0.40%	0.20%	(0.60%)
Other		1.20%	1.40%	0.80%
Average effective tax rate		31.50%	28.00%	18.40%

[1]	On March 31, 2025, the National Diet of Japan approved amendments to existing income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for fiscal years beginning on and after April 1, 2026 was changed to approximately 31%.